Debt - Summary of debt (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Total debt	$ 489,763	$ 501,132
Less: Current portion	0	66,667
Long-term portion	489,763	434,465
Senior Notes due 2029
Disclosure of financial liabilities [line items]
Total debt	497,868	0
Senior Secured Notes due 2024
Disclosure of financial liabilities [line items]
Total debt	0	226,647
Term loan
Disclosure of financial liabilities [line items]
Total debt	0	131,842
Revolving credit facility
Disclosure of financial liabilities [line items]
Total debt	0	150,000	$ 0
Redemption option derivative asset
Disclosure of financial liabilities [line items]
Redemption option derivative asset	(8,105)	(7,357)
Unamortized transaction costs
Disclosure of financial liabilities [line items]
Total debt	6,783	1,491
Initial redemption option
Disclosure of financial liabilities [line items]
Total debt	$ 4,652	1,373
Unamortized discount and transaction costs
Disclosure of financial liabilities [line items]
Total debt		$ 8,680